Related Party Transactions and Balances (Details) - Schedule of Key Management Personnel Compensation - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total related party transactions	$ 1,816,655	$ 1,952,605	$ 4,545,193	$ 3,702,373
Management Fees and Salaries in Research and Development [Member]
Related Party Transaction [Line Items]
Total related party transactions	372,786	220,054
Management Fees and Salaries in General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Total related party transactions	725,279	519,148
Share-Based Compensation in Research and Development [Member]
Related Party Transaction [Line Items]
Total related party transactions	264,722	259,791
Share-Based Compensation in General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Total related party transactions	$ 453,868	$ 953,612